Statements of Operations - USD ($)		1 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
INTEREST AND DIVIDEND INCOME
General and administrative expenses		$ 5,112	$ 379,159
NONINTEREST EXPENSE
Loss from operations		(5,112)	(379,159)
Other income:
Net earnings on marketable securities held in Trust Account			4,606,744
Net earnings on cash equivalents held in Operating Account			16,940
NET INCOME (LOSS)		$ (5,112)	$ 4,244,525
Earnings (loss) per share:
Earnings (loss) per share: Basic			$ (0.35)	$ (0.36)
Earnings (loss) per share: Diluted			$ (0.35)	$ (0.36)
Old Glory Holding Co [Member]
INTEREST AND DIVIDEND INCOME
Interest-bearing deposits in banks			$ 4,697,000	$ 5,194,000
Federal funds sold			1,445,000	721,000
Investment securities - taxable			2,726,000	643,000
Investment securities - tax exempt			14,000	35,000
Loans			1,047,000	233,000
Dividends and other				2,000
TOTAL INTEREST AND DIVIDEND INCOME			9,929,000	6,828,000
INTEREST EXPENSE
Interest-bearing transaction			520,000	140,000
Savings			1,133,000	822,000
Time			208,000	46,000
TOTAL INTEREST EXPENSE			1,861,000	1,008,000
NET INTEREST INCOME			8,068,000	5,820,000
Provision for credit losses			371,000	18,000
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES			7,697,000	5,802,000
NONINTEREST INCOME
Service charges, fees and other			899,000	277,000
Gain on sale of mortgage loans			508,000	961,000
Gain on sale of investment securities			132,000
Interchange fees			1,693,000	1,499,000
Other			65,000	36,000
TOTAL NONINTEREST INCOME			3,297,000	2,773,000
NONINTEREST EXPENSE
Salaries and employee benefits			10,875,000	10,296,000
Stock compensation expense			1,099,000	687,000
Occupancy			208,000	224,000
Data processing & technology			6,457,000	5,648,000
Interchange			843,000	543,000
Insurance			389,000	273,000
Marketing and advertising			1,328,000	1,142,000
Consultants			490,000	1,090,000
Customer care			1,312,000	1,046,000
Professional			402,000	219,000
Bank director fees			308,000	242,000
Holding company director fees			488,000	515,000
Miscellaneous			1,637,000	1,136,000
TOTAL NONINTEREST EXPENSE			25,836,000	23,061,000
LOSS BEFORE INCOME TAXES			(14,842,000)	(14,486,000)
Other income:
Income taxes
NET INCOME (LOSS)			$ (14,842,000)	$ (14,486,000)
Earnings (loss) per share:
Earnings (loss) per share: Basic			$ (0.35)	$ (0.36)
Earnings (loss) per share: Diluted			$ (0.35)	$ (0.36)
Basic weighted average shares outstanding, Class B ordinary shares			42,705,299	40,365,075
Diluted weighted average shares outstanding, Class B ordinary shares			42,705,299	40,365,075
Common Class A [Member]
Earnings (loss) per share:
Earnings (loss) per share: Basic		$ 0.00	$ 0.25
Earnings (loss) per share: Diluted		$ 0.00	$ 0.25
Basic weighted average shares outstanding, Class B ordinary shares			11,626,027
Diluted weighted average shares outstanding, Class B ordinary shares			11,626,027
Common Class B [Member]
Earnings (loss) per share:
Earnings (loss) per share: Basic		$ 0.00	$ 0.25
Earnings (loss) per share: Diluted		$ (0.00)	$ 0.25
Basic weighted average shares outstanding, Class B ordinary shares	[1]	5,000,000	5,505,479
Diluted weighted average shares outstanding, Class B ordinary shares	[1]	5,000,000	5,565,068

[1]	The calculation of basic and diluted net income (loss) per ordinary share for the year ended December 31, 2025 and for the period from December 9, 2024 (inception) through December 31, 2024 excluded up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.